Business Combination - Schedule of Purchase Price (Details) - Business Combination [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Business Combination [Line Items]
Number of shares of Common Stock (in Shares)	2,500	2,500
Multiplied by PBAX’s share price, as of the Closing (in Dollars per share)	$ 11,700	$ 11,700
Total	$ 29,250,000	$ 29,250,000
Fair value of PBAX founder’s shares converted to shares of Common Stock and transferred to Predecessor stockholders	5,118,750	5,118,750
Fair value of contingent Common Stock consideration	12,870,000
Total Common Stock consideration	47,238,750	47,238,750
Assumed liabilities	3,311,153	3,311,153
Total purchase price	50,549,903	50,549,903
Cash	963,855	963,855
Net working capital deficit (excluding cash and cash equivalents)	(1,819,514)	(1,819,514)
Fixed assets	929,346	929,346
Acquired in-process research and development	45,640,000
Net assets acquired	45,713,687	45,713,687
Loss on consolidation of VIE	$ 4,836,216	$ 4,836,216